Label	Element	Value
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $422.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $491.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)